PROSPECTUS SUPPLEMENT DATED APRIL 14, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR SERIES I OF THE FUND LISTED BELOW:

AIM V.I. MONEY MARKET FUND

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM (THE "PROGRAM") FOR THE FUND

The Fund has elected to extend its participation in the Program until the Program expires by its terms on September 18, 2009. The Fund will bear Program expenses without regard to any expense limitation currently in effect and will pay a fee to participate in the Program extension period from May 1, 2009 to September 18, 2009 of 0.015% of the Fund's market-based net asset value as of September 19, 2008.

The Program provides a temporary guarantee to Fund shareholders as of the close of business on September 19, 2008 up to the lesser of the number of shares owned by an eligible shareholder on September 19, 2008 and the number of shares owned by an eligible shareholder upon the occurrence of a decline in the Fund's market-based net asset value to below $0.995. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Fund are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

PROSPECTUS SUPPLEMENT DATED APRIL 14, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR SERIES II OF THE FUND LISTED BELOW:

AIM V.I. MONEY MARKET FUND

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM (THE "PROGRAM") FOR THE FUND

The Fund has elected to extend its participation in the Program until the Program expires by its terms on September 18, 2009. The Fund will bear Program expenses without regard to any expense limitation currently in effect and will pay a fee to participate in the Program extension period from May 1, 2009 to September 18, 2009 of 0.015% of the Fund's market-based net asset value as of September 19, 2008.

The Program provides a temporary guarantee to Fund shareholders as of the close of business on September 19, 2008 up to the lesser of the number of shares owned by an eligible shareholder on September 19, 2008 and the number of shares owned by an eligible shareholder upon the occurrence of a decline in the Fund's market-based net asset value to below $0.995. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Fund are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.